Segment reporting and information on geographical areas - Summary of Operating Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 4,422	€ 2,355	€ 679
Operating profit/loss	(73,790)	(42,364)	(19,257)
Interest and similar expenses	2,545	2,148	0
Net foreign currency gain / (loss)	2,574	826	(531)
Net finance costs	29	(1,322)	(513)
Share of profit of equity-accounted investees, net of tax	(45)	0	0
Profit/loss before tax	(73,806)	(43,686)	(19,770)
Income tax expense	(24)	1,791	0
Consolidated net profit/loss	(73,782)	(45,477)	(19,770)
Interest and similar income	0	0	18
Air
Disclosure of operating segments [line items]
Revenue	1,384	0	589
Operating profit/loss	(20,929)	(10,793)	(6,423)
Space
Disclosure of operating segments [line items]
Revenue	3,038	2,355	90
Operating profit/loss	(46,773)	(30,082)	(12,391)
Not allocated
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating profit/loss	(6,088)	(1,489)	(443)
Group
Disclosure of operating segments [line items]
Revenue	4,422	2,355	679
Operating profit/loss	(73,790)	(42,364)	(19,257)
Interest and similar expenses	(2,545)	(2,148)
Net foreign currency gain / (loss)	2,574	826	(531)
Net finance costs	29	(1,322)	(513)
Share of profit of equity-accounted investees, net of tax	(45)
Profit/loss before tax	(73,806)	(43,686)	(19,770)
Income tax expense	24	(1,791)	0
Consolidated net profit/loss	€ (73,782)	€ (45,477)	(19,770)
Interest and similar income			€ 18